Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 58,003	$ 79,259
Trade accounts receivable, net	1,111	2,102
Other receivables	699	2,691
Inventories	2,278	1,181
Voyages in progress	648	0
Prepaid expenses and accrued income	496	616
Total current assets	63,235	85,849
Long term assets
Restricted cash	15,000	15,000
Vessels, net	268,332	273,826
Vessel held for sale	0	21,523
Newbuildings	15,343	0
Deferred charges	900	1,222
Total assets	362,810	397,420
Current liabilities
Current portion of long-term debt	0	4,700
Trade accounts payable	1,984	1,277
Accrued expenses	1,497	2,501
Deferred charter revenue	2,523	3,020
Total current liabilities	6,004	11,498
Long-term liabilities
Long-term debt	95,000	106,978
Deferred charter revenue	250	1,250
Total liabilities	101,254	119,726
Commitments and contingencies
Equity
Share capital (24,472,061shares outstanding, par value $0.01 (2012: 24,437,000))	245	244
Additional paid in capital	132,115	131,766
Contributed capital surplus	141,134	149,700
Retained deficit	(11,938)	(4,016)
Total equity	261,556	277,694
Total liabilities and equity	$ 362,810	$ 397,420